SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF AWARDS GRANTED

Details of the Awards granted during the years ended March 31, 2024, 2025 and 2026:

					Fair value per option at grant date
Grant dates		Number of /% of share option award to vest	Vesting periods		Pre- Stock Bonus or Post-Share Consolidation	Post-Stock Bonus
			From	To	USD	USD
1-May-2023	*	1.00%	1-May-2023	30-Apr-2026	4.321	0.540
8-Aug-2023	*	2.40%	8-Aug-2023	8-Aug-2023	3.460	0.433
1-Sep-2023	*	0.20%	1-Sep-2023	30-Apr-2026	3.251	0.406
31-Jul-2024		65,426	31-Jul-2024	27-Aug-2026	2.098	0.262
31-Jul-2024		303,400	31-Jul-2024	31-Jul-2027	2.098	0.262
21-Aug-2024	**	0.50%	21-Aug-2024	30-Apr-2026	2.098	0.262
1-Sep-2025		20,000	1-Sep-2025	18-May-2026/2027/2028	60.50	7.563

*	Fair values of the DSL Awards as of May 1, 2023, August 8, 2023 and September 1, 2023 are determined using the interpolation method between the fair values determined on March 31, 2023 and September 30, 2023.

**	Fair value of the Awards as of August 21, 2024 is with reference to the fair values determined on July 31, 2024.

SCHEDULE OF NUMBER OF UNVESTED SHARES

Number of shares options. Re-capitalization takes into account the impact of the share exchange between the Company and DSL at a ratio of 410:1 and the subsequent share subdivision on the Company at a ratio of 2:1:

	Number of share options
At April 1, 2023, based on number of DSL’s shares-in-issue		1,545
Additions		389
Exercised (note a)		(44)
Forfeited		-
Expired		-
At March 31, 2024, based on number of DSL’s shares-in-issue		1,890
At March 31, 2024 recapitalized		1,549,800
- weighted average exercise price of share options outstanding at the beginning and end of the year, and those granted, exercised, forfeited, or expired during the year	$	Nil
- number of share options exercisable at the end of the year		1,380,060

At April 1, 2024, based on number of DSL’s shares-in-issue		1,890
Additions		69
Exercised (note b)		(44)
Pre-recapitalized balance		1,915
Post-recapitalized balance		1,570,219
Additions		566,119
Exercised (note c)		(1,003,680)
Forfeited		-
Expired		(352,600)
At March 31, 2025		780,058
- weighted average exercise price of share options outstanding at the beginning and end of the year, and those granted, exercised, forfeited, or expired during the year		$0.00005
- number of share options exercisable at the end of the year		17,345

At April 1, 2025		780,058
Additions		83,143
Pre-bonus split balance		863,201
Additions from bonus split		6,042,407
Post-recapitalized balance		6,905,608
Additions		528,586
Exercised (note d)		(3,286,168)
Forfeited		-
Expired		-
At March 31, 2026		4,148,026
At March 31, 2026 (Post-Share Consolidation)		518,503
- weighted average exercise price of share options outstanding at the beginning and end of the year, and those granted, exercised, forfeited, or expired during the year		$0.00005
- number of share options exercisable at the end of the year		-

(a)	The weighted average share price at the exercise date is $2.998 (recapitalized).

(b)	The weighted average share price at the exercise date is $2.746 (recapitalized).

(c)	The weighted average share price at the exercise date is $2.098.

(d)	The weighted average share price at the exercise date is $0.67 (post-share consolidation of $5.39).

(e)	The weighted average remaining contractual life of the outstanding share options is 1.12 years as of March 31, 2026 (2025: 2.57 years; 2024: 0.63 years) and the exercise price of the outstanding share options is $0.00005.

(f)	For the year ended March 31, 2026, the weighted average fair value of option granted was $60.5 (2025: $2.098; 2024: $3.685) (post-Share Consolidation).

SCHEDULE OF FAIR VALUE OF THE AWARDS AND DSL AWARDS GRANTED IS ESTIMATED AT THE GRANT DATE USING DISCOUNTED

The fair value of the Awards granted is estimated at the grant date using the discounted cash flow (“DCF”) and equity allocation model (“EAM”), or Binomial Model (“BM”). The following table lists the inputs to those models at respective grant date:

Dates of fair value	Mar 31, 2023	Sep 30, 2023	Jul 31, 2024	Sep 1, 2025	Sep 1, 2025	Sep 1, 2025
Valuation approach	DCF & EAM*	DCF & EAM*	DCF & EAM*	BM	BM	BM
Discount rate	17%	18%	16%	N/A	N/A	N/A
Terminal growth rate	3%	3%	3%	N/A	N/A	N/A
Lack of marketability discount	15%	10%	3%	N/A	N/A	N/A
Lack of control discount	20%	20%	20%	N/A	N/A	N/A
Expected Volatility**	46.62%	42.41%	38.16%	36.49%	35.49%	41.26%
Dividend yield	N/A	N/A	N/A	0.00%	0.00%	0.00%
Spot price	N/A	N/A	N/A	$60.5	$60.5	$60.5
Exercise price	N/A	N/A	$0.00005	$0.00005	$0.00005	$0.00005
Early-exerise multiple	N/A	N/A	N/A	2.80	2.80	2.80
Risk Free Rate	N/A	N/A	N/A	3.66%	3.58%	3.62%
Option life (year)	N/A	N/A	N/A	1.72	2.72	3.72

*	The equity value at 100% basis is determined using DCF method based on the estimates of cash flows as of the grant date discounted using an appropriate discount rate, having considered relevant risk factors. Volatility is determined based on the average annualized standard deviation of the historical stock prices of listed comparable companies.
**	The expected volatility is calculated based on the implied volatility of the comparable companies of the Company with time to maturity close to the share option as of the valuation date.

SCHEDULE OF FAIR VALUE PERFORMANCE SHARE UNITS

Taken into account of the market-based performance condition, the fair value of PSUs is estimated at the grant date using the Monte Carol Simulation pricing model, with the following inputs adopted to the model:

Dates of fair value	Nov 7, 2025
Spot price	$17.11
Dividend yield	0%
Expected Volatility	35.88%
Risk Free Rate	3.58%
Fair Value Per Unit	$25.35

SCHEDULE OF NUMBER OF UNVESTED RSUs

Number of unvested PSUs:

PSUs
At April 1, 2023, March 31, 2025 and April 1, 2025	-
Awarded	98,101
At March 31, 2026	98,101
At March 31, 2026 – post-Share Consolidation	12,263
- Number of vested units	-

SCHEDULE OF NUMBER OF UNVESTED RSUs

Number of unvested RSUs:

RSUs
At April 1, 2023, March 31, 2025 and April 1, 2025	-
Initial awarded	203,743
Awarded based on performance outcomes	12,386
Vested	(73,544)
Forfeited	(18,726)
At March 31, 2026	123,859
At March 31, 2026 – post-Share Consolidation	15,482
- Number of vested units – post-Share Consolidation	9,193

SCHEDULE OF NUMBER OF UNVESTED MANAGEMENT SHARES

Number of unvested Management Shares:

Incentive Shares
At April 1, 2023, March 31, 2025 and April 1, 2025	-
Awarded	238,752
Forfeited	(63,168)
At March 31, 2026	175,584
At March 31, 2026 – post-Share Consolidation	21,948
- Number of vested Management Shares	-